Business and Organization - Narrative (Details) - USD ($)								12 Months Ended
		Mar. 15, 2017	Aug. 31, 2016	Aug. 15, 2014	Apr. 28, 2014	Apr. 08, 2014	Jan. 31, 2013	Dec. 31, 2016	Dec. 31, 2015	[2]	Dec. 31, 2014		May 08, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Percentage of limited partner interest													100.00%
Business Acquisition [Line Items]
Payments to acquire business	[1]							$ 75,000,000	$ 0		$ 224,250,000	[2],[3]
Number of common units issued (in units)								19,550,000			4,325,000
Term Loan Credit Facility
Business Acquisition [Line Items]
Line of credit facility, maximum borrowing capacity					$ 200,000,000
Common Units
Business Acquisition [Line Items]
Number of common units issued (in units)						4,325,000
Class B Units
Business Acquisition [Line Items]
Class B units converted into common units (in units)				3,750,000							3,750,000
Number of common units sold to public (in units)				3,750,000
Hi-Crush Augusta LLC
Business Acquisition [Line Items]
Payments to acquire business					$ 224,250,000		$ 37,500,000
Ownership percentage					98.00%
Hi-Crush Augusta LLC | Class B Units
Business Acquisition [Line Items]
Business acquisition, number of shares issued (in units)							3,750,000
Hi-Crush Blair LLC
Business Acquisition [Line Items]
Payments to acquire business			$ 75,000,000
Business acquisition, maximum contingent consideration to pay			$ 10,000,000
Hi-Crush Blair LLC | Common Units
Business Acquisition [Line Items]
Business acquisition, number of shares issued (in units)			7,053,292
Subsequent Event | Hi-Crush Augusta LLC
Business Acquisition [Line Items]
Ownership percentage		2.00%
Subsequent Event | Hi-Crush Whitehall LLC and Other Assets
Business Acquisition [Line Items]
Payments to acquire business		$ 140,000,000
Business acquisition, maximum contingent consideration to pay		$ 65,000,000
Business acquisition, contingent consideration period		2 years

[1]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Whitehall LLC and Other Assets.
[2]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[3]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Augusta LLC.